Equity - Earnings per share - Net income from continuing operations (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Equity.
Profit (loss), attributable to owners of parent	€ 2,440	€ 2,146	€ 233
Effect of subordinated notes	(175)	(200)	(225)
Net income attributable to the owners of the parent company - basic (adjusted)	€ 2,265	€ 1,946	€ 8